                             NORTH AMERICAN FUNDS
                      CLASS A, CLASS B AND CLASS C SHARES
                       Supplement Dated October 5, 2000
                       to Prospectus Dated July 7, 2000

Section II of the Prospectus entitled "Fees and Expenses" on page 32 should reflect the following fees and expenses for the Growth & Income Fund:

                                      Class Class Class
                                        A     B     C
Growth & Income Fund                  ----- ----- -----
  Management Fees                     0.67% 0.67% 0.67%
  Distribution (12b-1) Fees           0.35% 1.00% 1.00%
  Other Expenses                      0.47% 0.47% 0.47%

Total Annual Fund Operating Expenses  1.49% 2.14% 2.14%
Fee Waiver                            0.03% 0.03% 0.03%

Net Expenses                          1.46% 2.11% 2.11%
-------------------------------------------------------

The section of the Prospectus showing expense examples on page 36 should reflect the following expenses for the Growth & Income Fund:

                            1     3      5      10
   Growth & Income Fund    Year Years  Years  Years
----------------------------------------------------
  Class A                  $715 $1,010 $1,327 $2,221
  Class B                  $714 $1,061 $1,334 $2,273
  Class B (no redemption)  $214 $  661 $1,134 $2,273
  Class C                  $314 $  661 $1,134 $2,441
  Class C (no redemption)  $214 $  661 $1,134 $2,441

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All Funds
The first sentence in the section entitled "Other Risks of Investing in the North American Funds - Lending Fund Securities" on page 47 should be replaced with the following:

   Each Fund, except the Lifestyle Funds, may lend up to 33% (30% for the Stock Index Fund and the Small Cap Index Fund, 33 1/3% for the High Yield Bond Fund, the Mid Cap Value Fund, the Socially Responsible Fund and the Science & Technology Fund, and 10% for the Municipal Money Market Fund) of its total portfolio assets, or securities to brokers, dealers and other financial institutions.

The disclosure relating to "Redemption in Kind" on page 58 is hereby deleted.

American General Funds Distributors, Inc. serves as the distributor of each Fund's shares.

The third sentence in the second paragraph in the section entitled "Pricing of Fund Shares" on page 59 should be replaced with the following:

   No determination is required on days when the New York Stock
   Exchange is closed (for example, weekends and national holidays).

The first sentence in the third paragraph under the section entitled "Pricing of Fund Shares" on page 59 should be replaced with the following:

   Shares of the Funds are available at the net asset value to investors purchasing shares of the Funds with redemption proceeds from other mutual fund complexes on which the investor has paid for front end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption occurred no more than 60 days prior to such purchase.

The second sentence in the last paragraph under the section entitled "Pricing of Fund Shares" on page 59 should be replaced with the following:

   All Funds declare and pay capital gains, if any, annually.

Under the section entitled "Dividends and Distributions from North American Funds" on page 60 the discussion relating to the Conservative Growth Lifestyle Fund, the Aggressive Growth Lifestyle Fund, the Mid Cap Value Fund, the Moderate Growth Lifestyle Fund, the Socially Responsible Fund, the Small Cap Index Fund and the Stock Index Fund should reflect that these Funds declare and pay income dividends quarterly.

The first sentence in the third paragraph under the section entitled "Taxes" on page 61 should read as follows:

   If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such shares shall be (i) treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share or (ii) in the case of the Municipal Bond Fund, disallowed to the extent of any exempt-interest dividend received by the shareholder with respect to such shares.

The section in the Prospectus entitled "Rule 12b-1 Fees" on page 62 should be amended to reflect that the Class A and Class B shares of the Money Market Fund, as well as the Municipal Money Market Fund, are not subject to Rule 12b-1 fees.

The section entitled "Account Services - Checkwriting" on page 63 should reflect that checkwriting is available for Class A and Class C shareholders of the U. S. Government Securities Fund.

International Small Cap Fund
The investment objective of the International Small Cap Fund is to seek capital appreciation. To achieve this objective, Founders Asset Management, LLC ("Founders"), the Fund's subadvisor, invests primarily in equity securities issued by foreign small-cap companies. Foreign small-cap companies are generally those with market capitalizations of less than $1.5 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.

U.S. Government Securities Fund
The bar chart should include the Annual Total Return for the year 1990 of 8.22%.
The Average Annual Total Return Table for the Past Five Years and the Life of Fund should reflect 6.98% and 7.12%, respectively, for the Merrill Lynch 1-10 Year Government Index.

Large Cap Growth Fund (formerly Growth Equity Fund)
The Average Annual Total Return Table for Class A shares for the Life of the Fund should reflect 24.49% rather than 24.39%.

Small Cap Growth Fund
The Fund may invest up to 25% of its total assets in the securities of foreign issuers rather than 20% as reflected on page 41.

Balanced Fund
The Average Annual Total Return Table for Class C shares for the Life of the Fund should reflect 8.19% rather than 9.99%.

Core Bond Fund
The Average Annual Total Return for Class B shares for the Past One Year, Five Years and Life of the Fund (04/02/94) is -8.06%, 5.91% and 4.99% and for Class C shares for the same time periods is -4.18%, 6.23% and 5.13%.

Mid Cap Value Fund, Small Cap Index Fund, Socially Responsible Fund, Stock Index Fund, Aggressive Growth LifeStyle Fund, Moderate Growth LifeStyle Fund, Conservative Growth LifeStyle Fund, High Yield Bond Fund, Municipal Money Market Fund
The inception date reflected in the performance table of each Fund is November 2, 1998.

High Yield Bond Fund
The Average Annual Total Return Table for the Life of the Fund (11/02/98) for the Salomon Smith Barney High Yield Market Index should reflect 5.75% rather than 29.87%.

Money Market Fund
The bar chart should include the Annual Total Return for the year 1990 of 5.70%.

The Average Annual Total Returns for the Past Five Years for Class A, Class B and Class C shares is 5.12%.

Municipal Bond Fund
American General Investment Management, L.P. ("AGIM") has been the sub-advisor to the Fund since March 2000. Additionally, investment decisions for the Fund are made by a team of investment professionals at AGIM.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
The table in the section of the Prospectus entitled "Management of the Fund" on page 49 is replaced in its entirety as follows:

                                          Between       Between
                              First    $50 Million & $200 Million & Excess Over
  Fund                     $50 Million $200 Million   $500 Million  $500 Million
--------------------------------------------------------------------------------
  Growth & Income            0.725%          0.675%      0.625%        0.550%
--------------------------------------------------------------------------------
  Large Cap Growth           0.900%          0.850%      0.825%        0.800%
--------------------------------------------------------------------------------
  Mid Cap Growth             0.925%          0.900%      0.875%        0.850%
--------------------------------------------------------------------------------
  Mid Cap Value              0.900%    See Below/1/
--------------------------------------------------------------------------------
  Science & Technology       0.900%          0.900%      0.900%        0.900%
--------------------------------------------------------------------------------
  Small Cap Growth           0.950%          0.950%      0.950%        0.950%
--------------------------------------------------------------------------------
  Small Cap Index            0.280%          0.280%      0.280%        0.270%
--------------------------------------------------------------------------------
  Socially Responsible       0.650%          0.650%      0.650%        0.650%
--------------------------------------------------------------------------------
  Stock Index                0.270%          0.270%      0.270%        0.260%
--------------------------------------------------------------------------------
  Global Equity              0.900%          0.900%      0.700%        0.700%
--------------------------------------------------------------------------------
  International Equity       0.900%          0.850%      0.800%        0.750%
--------------------------------------------------------------------------------
  International Small Cap    1.050%          1.000%      0.900%        0.800%
--------------------------------------------------------------------------------
  Balanced                   0.775%          0.725%      0.675%        0.625%
--------------------------------------------------------------------------------
  Aggressive Growth
   LifeStyle                 0.100%          0.100%      0.100%        0.100%
--------------------------------------------------------------------------------
  Conservative Growth
   LifeStyle                 0.100%          0.100%      0.100%        0.100%
--------------------------------------------------------------------------------
  Moderate Growth
   LifeStyle                 0.100%          0.100%      0.100%        0.100%
--------------------------------------------------------------------------------
  Core Bond                  0.600%          0.600%      0.525%        0.475%
--------------------------------------------------------------------------------
  High Yield Bond            0.825%          0.825%      0.725%        0.675%
--------------------------------------------------------------------------------
  Municipal Bond             0.600%          0.600%      0.600%        0.600%
--------------------------------------------------------------------------------
  Strategic Income           0.750%          0.700%      0.650%        0.600%
--------------------------------------------------------------------------------
  U.S. Government
   Securities                0.600%          0.600%      0.525%        0.475%
--------------------------------------------------------------------------------
  Money Market               0.200%          0.200%      0.200%        0.145%
--------------------------------------------------------------------------------
  Municipal Money Market     0.350%          0.350%      0.350%        0.350%

--------
/1/ The management fee schedule for the Mid Cap Value Fund is as follows:
0.900% on the first $100 million, 0.875% between $100 million and $250 million, 0.850% between $250 million and $500 million, 0.825% between $500 million and $750 million, and 0.800% on the excess over $750 million of the average net assets of the Fund.

1000: 91418